ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table presents GFL’s accounts payable and accrued liabilities for the periods indicated:

	December 31, 2025	December 31, 2024(1)
Accounts payable	$850.8	$812.3
Accrued liabilities	478.0	535.0
Accrued interest	107.3	140.3
Accrued payroll and benefits	154.4	161.0
Deferred revenue	297.8	231.6
	$1,888.3	$1,880.2

(1)Comparative figures have not been re-presented.